Property and Equipment (Details) - Schedule of Property and Equipment, Net - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ 381,825	$ 321,191
Total, net	256,324	329,361
Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	57,007	56,407
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	69,202	87,593
Leasehold Improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	507,154	501,817
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	4,786	4,735
Total Cost [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	$ 638,149	$ 663,946